                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)





                                                                             NUMBER OF
DESCRIPTION                                                                   SHARES               VALUE
COMMON STOCKS    100.2%
ADVERTISING    0.5%
Catalina Marketing Corp.                                                     250,000    $         7,407,500
                                                                                        --------------------

AEROSPACE & DEFENSE    2.2%
Armor Holdings, Inc. (a)                                                     200,000              9,404,000
Ceradyne, Inc. (a)                                                           150,000              8,581,500
Precision Castparts Corp.                                                    100,000              6,568,000
United Defense Industries, Inc.                                              200,000              9,450,000
                                                                                        --------------------
                                                                                                 34,003,500
                                                                                        --------------------

AGRICULTURAL PRODUCTS    0.9%
Archer-Daniels-Midland Co.                                                   600,000             13,386,000
                                                                                        --------------------

AIR FREIGHT & COURIERS    1.3%
FedEx Corp.                                                                  100,000              9,849,000
Ryder System, Inc.                                                           200,000              9,554,000
                                                                                        --------------------
                                                                                                 19,403,000
                                                                                        --------------------

APPAREL & ACCESSORIES    1.3%
Coach, Inc. (a)                                                              350,000             19,740,000
                                                                                        --------------------

APPAREL RETAIL    2.3%
Aeropostale, Inc. (a)                                                        300,000              8,829,000
American Eagle Outfitters, Inc.                                              200,000              9,420,000
Pacific Sunwear of California, Inc. (a)                                      350,000              7,791,000
Urban Outfitters, Inc. (a)                                                   200,000              8,880,000
                                                                                        --------------------
                                                                                                 34,920,000
                                                                                        --------------------

APPLICATION SOFTWARE    3.3%
Autodesk, Inc.                                                               800,000             30,360,000
Cognos, Inc. (Canada) (a)                                                    250,000             11,015,000
RSA Security, Inc. (a)                                                       500,000             10,030,000
                                                                                        --------------------
                                                                                                 51,405,000
                                                                                        --------------------

ASSET MANAGEMENT & CUSTODY BANKS    1.6%
Affiliated Managers Group, Inc. (a)                                          150,000             10,161,000
Legg Mason, Inc.                                                             200,000             14,652,000
                                                                                        --------------------
                                                                                                 24,813,000
                                                                                        --------------------

BIOTECHNOLOGY    6.0%
Abgenix, Inc. (a)                                                            600,000              6,204,000
Biogen Idec, Inc. (a)                                                        200,000             13,322,000
Cephalon, Inc. (a)                                                           150,000              7,632,000
Charles River Laboratories International, Inc. (a)                           250,000             11,502,500
Digene Corp. (a)                                                             200,000              5,230,000
Eyetech Pharmaceuticals, Inc. (a)                                            200,000              9,100,000
Gilead Sciences, Inc. (a)                                                    600,000             20,994,000
MedImmune, Inc. (a)                                                          300,000              8,133,000
Neurocrine Biosciences, Inc. (a)                                             200,000              9,860,000
                                                                                        --------------------
                                                                                                 91,977,500
                                                                                        --------------------

BROADCASTING & CABLE TV    1.2%
XM Satellite Radio Holdings, Inc., Class A (a)                               500,000             18,810,000
                                                                                        --------------------

BUILDING PRODUCTS    0.7%
Masco Corp.                                                                  300,000             10,959,000
                                                                                        --------------------

CASINOS & GAMING    1.6%
Boyd Gaming Corp.                                                            250,000             10,412,500
Las Vegas Sands Corp. (a)                                                    100,000              4,800,000
Wynn Resorts, Ltd. (a)                                                       150,000             10,038,000
                                                                                        --------------------
                                                                                                 25,250,500
                                                                                        --------------------

CATALOG RETAIL    0.5%




MSC Industrial Direct Co., Inc., Class A                                     200,000              7,196,000
                                                                                        --------------------

COMMERCIAL PRINTING    0.6%
R.R. Donnelley & Sons Co.                                                    250,000              8,822,500
                                                                                        --------------------

COMMUNICATIONS EQUIPMENT    3.7%
Comverse Technology, Inc. (a)                                                600,000             14,670,000
F5 Networks, Inc. (a)                                                        200,000              9,744,000
Harris Corp.                                                                 150,000              9,268,500
Juniper Networks, Inc. (a)                                                   500,000             13,595,000
Nextel Partners, Inc., Class A (a)                                           500,000              9,770,000
                                                                                        --------------------
                                                                                                 57,047,500
                                                                                        --------------------

COMPUTER & ELECTRONICS RETAIL    0.8%
Circuit City Stores, Inc.                                                    800,000             12,512,000
                                                                                        --------------------

COMPUTER HARDWARE    1.7%
Apple Computer, Inc. (a)                                                     400,000             25,760,000
                                                                                        --------------------

COMPUTER STORAGE & PERIPHERALS    1.9%
ATI Technologies, Inc. (Canada) (a)                                          400,000              7,756,000
Avid Technology, Inc. (a)                                                    150,000              9,262,500
Brocade Communications Systems, Inc. (a)                                   1,000,000              7,640,000
Novatel Wireless, Inc. (a)                                                   250,000              4,845,000
                                                                                        --------------------
                                                                                                 29,503,500
                                                                                        --------------------

CONSTRUCTION & FARM MACHINERY    0.5%
Cummins, Inc.                                                                100,000              8,379,000
                                                                                        --------------------

CONSUMER ELECTRONICS    1.2%
Harman International Industries, Inc.                                        150,000             19,050,000
                                                                                        --------------------

DATA PROCESSING & OUTSOURCING SERVICES    1.3%
DST Systems, Inc. (a)                                                        200,000             10,424,000
Global Payments, Inc.                                                        150,000              8,781,000
                                                                                        --------------------
                                                                                                 19,205,000
                                                                                        --------------------

DEPARTMENT STORES    0.8%
J.C. Penney Co., Inc.                                                        300,000             12,420,000
                                                                                        --------------------

DIVERSIFIED BANKS    1.2%
Bank of Hawaii Corp.                                                         200,000             10,148,000
Hibernia Corp., Class A                                                      300,000              8,853,000
                                                                                        --------------------
                                                                                                 19,001,000
                                                                                        --------------------

DIVERSIFIED CHEMICALS    0.9%
Eastman Chemical Co.                                                         250,000             14,432,500
                                                                                        --------------------

DIVERSIFIED COMMERCIAL SERVICES    3.2%
Alliance Data Systems Corp. (a)                                              250,000             11,870,000
Brinks Co.                                                                   250,000              9,880,000
ChoicePoint, Inc. (a)                                                        200,000              9,198,000
Corporate Executive Board Co.                                                150,000             10,041,000
Meredith Corp.                                                               150,000              8,130,000
                                                                                        --------------------
                                                                                                 49,119,000
                                                                                        --------------------

DIVERSIFIED METALS & MINING    0.6%
Phelps Dodge Corp.                                                           100,000              9,892,000
                                                                                        --------------------

DRUG RETAIL    0.7%
CVS Corp.                                                                    250,000             11,267,500
                                                                                        --------------------

ELECTRICAL COMPONENTS & EQUIPMENT    1.0%
Rockwell Automation, Inc.                                                    300,000             14,865,000
                                                                                        --------------------

ELECTRONIC EQUIPMENT MANUFACTURERS    1.5%
Amphenol Corp., Class A                                                      200,000              7,348,000
FLIR Systems, Inc. (a)                                                       100,000              6,379,000
Tektronix, Inc.                                                              300,000              9,063,000
                                                                                        --------------------
                                                                                                 22,790,000
                                                                                        --------------------

EMPLOYMENT SERVICES    0.6%
Robert Half International, Inc.                                              300,000              8,829,000
                                                                                        --------------------

FOREST PRODUCTS    0.6%



Rayonier, Inc. (REIT)                                                        200,000              9,782,000
                                                                                        --------------------

GAS UTILITIES    0.7%
Southwestern Energy Co. (a)                                                  200,000             10,138,000
                                                                                        --------------------

HEALTH CARE DISTRIBUTORS    1.5%
Covance, Inc. (a)                                                            250,000              9,687,500
Patterson Co., Inc. (a)                                                      300,000             13,017,000
                                                                                        --------------------
                                                                                                 22,704,500
                                                                                        --------------------

HEALTH CARE EQUIPMENT    4.9%
Biomet, Inc.                                                                 350,000             15,186,500
C.R. Bard, Inc.                                                              200,000             12,796,000
Dade Behring Holdings, Inc. (a)                                              200,000             11,200,000
Edwards Lifesciences Corp. (a)                                               200,000              8,252,000
Kinetic Concepts, Inc. (a)                                                   150,000             11,445,000
Zimmer Holdings, Inc. (a)                                                    200,000             16,024,000
                                                                                        --------------------
                                                                                                 74,903,500
                                                                                        --------------------

HEALTH CARE FACILITIES    0.5%
Community Health Systems, Inc. (a)                                           300,000              8,364,000
                                                                                        --------------------

HEALTH CARE SERVICES    0.6%
Laboratory Corporation of America Holdings (a)                               200,000              9,964,000
                                                                                        --------------------

HEALTH CARE SUPPLIES    0.9%
Advanced Medical Optics, Inc. (a)                                            200,000              8,228,000
Idexx Laboratories, Inc. (a)                                                 100,000              5,459,000
                                                                                        --------------------
                                                                                                 13,687,000
                                                                                        --------------------

HOMEBUILDING    1.9%
KB Home                                                                      150,000             15,660,000
Standard Pacific Corp.                                                       200,000             12,828,000
                                                                                        --------------------
                                                                                                 28,488,000
                                                                                        --------------------

HOTELS    2.4%
Marriott International, Inc., Class A                                        250,000             15,745,000
Starwood Hotels & Resorts Worldwide, Inc.                                    350,000             20,440,000
                                                                                        --------------------
                                                                                                 36,185,000
                                                                                        --------------------

HOUSEHOLD APPLIANCES    0.6%
Black & Decker Corp.                                                         100,000              8,833,000
                                                                                        --------------------

HYPERMARKETS & SUPER CENTERS    0.6%
BJ's Wholesale Club, Inc. (a)                                                300,000              8,739,000
                                                                                        --------------------

INDUSTRIAL CONGLOMERATES    0.5%
Textron, Inc.                                                                100,000              7,380,000
                                                                                        --------------------

INDUSTRIAL MACHINERY    0.7%
Parker Hannifin Corp.                                                        150,000             11,361,000
                                                                                        --------------------

INTERNET RETAIL    1.5%
eBay, Inc. (a)                                                               200,000             23,256,000
                                                                                        --------------------

INTERNET SOFTWARE & SERVICES    1.7%
Digital River, Inc. (a)                                                      200,000              8,322,000
InfoSpace, Inc. (a)                                                          150,000              7,132,500
VeriSign, Inc. (a)                                                           300,000             10,056,000
                                                                                        --------------------
                                                                                                 25,510,500
                                                                                        --------------------

INVESTMENT BANKING & BROKERAGE    1.5%
Bear Stearns Co., Inc.                                                       150,000             15,346,500
Charles Schwab Corp.                                                         700,000              8,372,000
                                                                                        --------------------
                                                                                                 23,718,500
                                                                                        --------------------

IT CONSULTING & OTHER SERVICES    1.1%
CACI International, Inc., Class A (a)                                        100,000              6,813,000
Cognizant Technology Solutions Corp.,
 Class A (a)                                                                 250,000             10,582,500
                                                                                        --------------------
                                                                                                 17,395,500
                                                                                        --------------------

LEISURE PRODUCTS    1.0%
Brunswick Corp.                                                              300,000             14,850,000
                                                                                        --------------------

MANAGED HEALTH CARE    1.6%




Coventry Health Care, Inc. (a)                                               250,000             13,270,000
Sierra Health Services, Inc. (a)                                             200,000             11,022,000
                                                                                        --------------------
                                                                                                 24,292,000
                                                                                        --------------------

OIL & GAS DRILLING    0.6%
Precision Drilling Corp. (Canada) (a)                                        150,000              9,420,000
                                                                                        --------------------

OIL & GAS EQUIPMENT & SERVICES    1.8%
Baker Hughes, Inc.                                                           250,000             10,667,500
Maverick Tube Corp. (a)                                                      300,000              9,090,000
Smith International, Inc. (a)                                                150,000              8,161,500
                                                                                        --------------------
                                                                                                 27,919,000
                                                                                        --------------------

OIL & GAS EXPLORATION & PRODUCTION    2.4%
Devon Energy Corp.                                                           250,000              9,730,000
Noble Energy, Inc.                                                           200,000             12,332,000
Ultra Petroleum Corp. (Canada) (a)                                           300,000             14,439,000
                                                                                        --------------------
                                                                                                 36,501,000
                                                                                        --------------------

OIL & GAS REFINING & MARKETING    0.9%
Valero Energy Corp.                                                          300,000             13,620,000
                                                                                        --------------------

PACKAGED FOODS    0.5%
Hershey Foods Corp.                                                          150,000              8,331,000
                                                                                        --------------------

PHARMACEUTICALS    2.7%
American Pharmaceutical Partners, Inc. (a)                                   200,000              7,482,000
AtheroGenics, Inc. (a)                                                       200,000              4,712,000
Eon Labs, Inc. (a)                                                           400,000             10,800,000
Inamed Corp. (a)                                                             100,000              6,325,000
Teva Pharmaceutical Industries, Ltd. -
 ADR (Israel)                                                                400,000             11,944,000
                                                                                        --------------------
                                                                                                 41,263,000
                                                                                        --------------------

PROPERTY & CASUALTY    0.6%
W.R. Berkley Corp.                                                           200,000              9,434,000
                                                                                        --------------------

PUBLISHING    0.9%
Getty Images, Inc. (a)                                                       200,000             13,770,000
                                                                                        --------------------

RAILROADS    0.6%
Burlington Northern Santa Fe Corp.                                           200,000              9,462,000
                                                                                        --------------------

REAL ESTATE INVESTMENT TRUSTS    0.8%
New Century Financial Corp. (REIT)                                           200,000             12,782,000
                                                                                        --------------------

REGIONAL BANKS    1.1%
Compass Bancshares, Inc.                                                     150,000              7,300,500
KeyCorp                                                                      300,000             10,170,000
                                                                                        --------------------
                                                                                                 17,470,500
                                                                                        --------------------

RESTAURANTS    1.8%
Starbucks Corp. (a)                                                          250,000             15,590,000
Yum! Brands, Inc.                                                            250,000             11,795,000
                                                                                        --------------------
                                                                                                 27,385,000
                                                                                        --------------------

SEMICONDUCTOR EQUIPMENT    1.3%
Lam Research Corp. (a)                                                       500,000             14,455,000
Micrel, Inc. (a)                                                             500,000              5,510,000
                                                                                        --------------------
                                                                                                 19,965,000
                                                                                        --------------------

SEMICONDUCTORS    3.4%
Altera Corp. (a)                                                             500,000             10,350,000
Cree, Inc. (a)                                                               400,000             16,032,000
Marvell Technology Group, Ltd. (Bermuda) (a)                                 300,000             10,641,000
Skyworks Solutions, Inc. (a)                                               1,000,000              9,430,000
STMicroelectronics N.V. (Netherlands)                                        300,000              5,796,000
                                                                                        --------------------
                                                                                                 52,249,000
                                                                                        --------------------

SPECIALIZED FINANCE    0.9%
CIT Group, Inc.                                                              300,000             13,746,000
                                                                                        --------------------

SPECIALTY CHEMICALS    0.7%
Cytec Industries, Inc.                                                       200,000             10,284,000
                                                                                        --------------------

SPECIALTY STORES    1.1%

           Dicks Sporting Goods, Inc. (a)                                               300,000             10,545,000
           Williams-Sonoma, Inc. (a)                                                    200,000              7,008,000
                                                                                                   --------------------
                                                                                                            17,553,000
                                                                                                   --------------------

           STEEL    1.0%
           Nucor Corp.                                                                  300,000             15,702,000
                                                                                                   --------------------

           SYSTEMS SOFTWARE    4.6%
           Adobe Systems, Inc.                                                          250,000             15,685,000
           BMC Software, Inc. (a)                                                       500,000              9,300,000
           NCR Corp. (a)                                                                200,000             13,846,000
           Symantec Corp. (a)                                                           800,000             20,608,000
           VERITAS Software Corp. (a)                                                   400,000             11,420,000
                                                                                                   --------------------
                                                                                                            70,859,000
                                                                                                   --------------------

           TRUCKING    1.3%
           JB Hunt Transport Services, Inc.                                             200,000              8,970,000
           Yellow Roadway Corp. (a)                                                     200,000             11,142,000
                                                                                                   --------------------
                                                                                                            20,112,000
                                                                                                   --------------------

           WIRELESS TELECOMMUNICATION SERVICES    0.8%
           Western Wireless Corp., Class A (a)                                          400,000             11,720,000
                                                                                                   --------------------

           TOTAL LONG-TERM INVESTMENTS    100.2%
              (Cost $1,206,118,388)                                                                      1,541,265,500

           REPURCHASE AGREEMENT    0.9%
           UBS Securities LLC ($14,162,000 par collateralized by U.S.
           Government obligations in a pooled cash account, interest rate of 1.58%, dated 12/31/04, to be sold on 01/03/05 at
           $14,163,865)                                                                                     14,162,000
                                                                                                   --------------------
              (Cost $14,162,000)

           TOTAL INVESTMENTS    101.1%
              (Cost $1,220,280,388)                                                                      1,555,427,500

           LIABILITIES IN EXCESS OF OTHER ASSETS    (1.1%)                                                 (16,209,335)
                                                                                                   --------------------

           NET ASSETS    100.0%                                                                         $1,539,218,165
                                                                                                   ====================



           Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR      - American Depositary Receipt
REIT     - Real Estate Investment Trust

           VAN KAMPEN MID CAP GROWTH FUND

           PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)



                                                                               NUMBER OF
           DESCRIPTION                                                          SHARES              VALUE

           COMMON STOCKS    98.0%
           ADVERTISING    2.0%
           Lamar Advertising, Class A (a)........................................  216,300      $     9,253,314
           RH Donnelley Corp. (a)................................................   48,100            2,840,305
                                                                                              ------------------
                                                                                                     12,093,619
                                                                                              ------------------

           AEROSPACE & DEFENSE    0.6%
           Precision Castparts Corp..............................................   27,800            1,825,904
           Rockwell Collins, Inc.................................................   49,400            1,948,336
                                                                                              ------------------
                                                                                                      3,774,240
                                                                                              ------------------

           AIR FREIGHT & COURIERS    1.5%
           CH Robinson Worldwide, Inc............................................  103,850            5,765,752
           Expeditors International Washington, Inc..............................   55,600            3,106,928
                                                                                              ------------------
                                                                                                      8,872,680
                                                                                              ------------------

           APPAREL & ACCESSORIES    1.0%
           Coach, Inc. (a).......................................................  107,400            6,057,360
                                                                                              ------------------

           APPAREL RETAIL    2.5%
           Abercrombie & Fitch Co., Class A......................................  101,600            4,770,120
           Chico's FAS, Inc. (a).................................................  126,800            5,773,204
           Urban Outfitters, Inc. (a)............................................  105,200            4,670,880
                                                                                              ------------------
                                                                                                     15,214,204
                                                                                              ------------------

           APPLICATION SOFTWARE    2.3%
           Autodesk, Inc.........................................................  139,000            5,275,050
           Mercury Interactive Corp. (a).........................................  121,673            5,542,205
           Salesforce.com, Inc. (a)..............................................  180,000            3,049,200
                                                                                              ------------------
                                                                                                     13,866,455
                                                                                              ------------------

           ASSET MANAGEMENT & CUSTODY BANKS    2.1%
           Calamos Asset Management, Inc., Class A...............................  251,800            6,798,600
           Legg Mason, Inc.......................................................   82,300            6,029,298
                                                                                              ------------------
                                                                                                     12,827,898
                                                                                              ------------------

           BIOTECHNOLOGY    3.1%
           Amylin Pharmaceuticals, Inc. (a)......................................   79,200            1,850,112
           Celgene Corp. (a).....................................................  101,950            2,704,733
           Charles River Laboratories International, Inc. (a)....................  100,900            4,642,409
           Genzyme Corp. (a).....................................................  117,800            6,840,646



           MedImmune, Inc. (a)...................................................   89,600            2,429,056
                                                                                              ------------------
                                                                                                     18,466,956
                                                                                              ------------------

           BROADCASTING & CABLE TV    3.0%
           NTL, Inc. (a).........................................................  106,573            7,775,566
           Univision Communications, Inc., Class A (a)...........................  245,600            7,188,712
           XM Satellite Radio Holdings, Inc., Class A (a)........................   75,700            2,847,834
                                                                                              ------------------
                                                                                                     17,812,112
                                                                                              ------------------

           CASINOS & GAMING    6.8%
           GTECH Holdings Corp...................................................  317,460            8,238,087
           International Game Technology.........................................  167,600            5,762,088
           Las Vegas Sands Corp. (a).............................................   42,910            2,059,680
           Penn National Gaming, Inc. (a)........................................   85,000            5,146,750
           Station Casinos, Inc..................................................  280,700           15,348,676
           Wynn Resorts, Ltd. (a)................................................   62,305            4,169,451
                                                                                              ------------------
                                                                                                     40,724,732
                                                                                              ------------------

           COMMUNICATIONS EQUIPMENT    1.7%
           Andrew Corp. (a)......................................................  129,800            1,769,174
           Avaya, Inc. (a).......................................................  182,800            3,144,160
           Juniper Networks, Inc. (a)............................................  193,500            5,261,265
                                                                                              ------------------
                                                                                                     10,174,599
                                                                                              ------------------

           COMPUTER HARDWARE    1.8%
           Apple Computer, Inc. (a)..............................................   72,600            4,675,440
           Shanda Interactive Entertainment, Ltd. - ADR (Cayman Islands) (a).....  139,000            5,907,500
                                                                                              ------------------
                                                                                                     10,582,940
                                                                                              ------------------

           COMPUTER STORAGE & PERIPHERALS    1.3%
           Lexmark International, Inc., Class A (a)..............................   41,700            3,544,500
           Network Appliance, Inc. (a)...........................................  130,900            4,348,498
                                                                                              ------------------
                                                                                                      7,892,998
                                                                                              ------------------

           CONSTRUCTION MATERIALS    1.6%
           Rinker Group, Inc. - ADR (Australia)..................................  114,200            9,486,594
                                                                                              ------------------

           CONSUMER ELECTRONICS    0.7%
           Harman International Industries, Inc..................................   31,600            4,013,200
                                                                                              ------------------

           DATA PROCESSING & OUTSOURCING SERVICES    1.3%
           CheckFree Corp. (a)...................................................   54,100            2,060,128
           Global Payments, Inc..................................................   96,150            5,628,621
                                                                                              ------------------
                                                                                                      7,688,749
                                                                                              ------------------

           DEPARTMENT STORES    1.2%
           Dollar Tree Stores, Inc. (a)..........................................  253,825            7,279,701
                                                                                              ------------------

           DISTRIBUTORS    0.3%





           SCP Pool Corp.........................................................   61,000            1,945,900
                                                                                              ------------------

           DIVERSIFIED COMMERCIAL SERVICES    5.8%
           Career Education Corp. (a)............................................   70,700            2,828,000
           ChoicePoint, Inc. (a).................................................  106,250            4,886,437
           Corporate Executive Board Co..........................................  251,400           16,828,716
           ITT Educational Services, Inc. (a)....................................   57,900            2,753,145
           Laureate Education, Inc. (a)..........................................   93,800            4,135,642
           Strayer Education, Inc................................................   34,400            3,776,776
                                                                                              ------------------
                                                                                                     35,208,716
                                                                                              ------------------

           DIVERSIFIED METALS & MINING    2.4%
           Cameco Corp. (Canada).................................................   29,100            3,051,426
           Freeport-McMoRan Copper & Gold, Inc., Class B.........................  178,000            6,804,940
           Peabody Energy Corp...................................................   60,300            4,878,873
                                                                                              ------------------
                                                                                                     14,735,239
                                                                                              ------------------

           ELECTRONIC EQUIPMENT MANUFACTURERS    0.5%
           FLIR Systems, Inc. (a)................................................   46,300            2,953,477
                                                                                              ------------------

           EMPLOYMENT SERVICES    0.4%
           Monster Worldwide, Inc. (a)...........................................   71,800            2,415,352
                                                                                              ------------------

           ENVIRONMENTAL SERVICES    1.1%
           Stericycle, Inc. (a)..................................................  140,550            6,458,272
                                                                                              ------------------

           GAS UTILITIES    0.5%
           Kinder Morgan, Inc....................................................   38,100            2,786,253
                                                                                              ------------------

           GENERAL MERCHANDISE STORES    1.0%
           Kmart Holding Corp. (a)...............................................   60,500            5,986,475
                                                                                              ------------------

           GOLD    0.8%
           Placer Dome, Inc. (Canada)............................................  244,100            4,603,726
                                                                                              ------------------

           HEALTH CARE DISTRIBUTORS    1.0%
           Patterson Co., Inc. (a)...............................................  142,100            6,165,719
                                                                                              ------------------

           HEALTH CARE EQUIPMENT    5.8%
           Biomet, Inc...........................................................  141,300            6,131,007
           C.R. Bard, Inc........................................................   85,000            5,438,300
           Cooper Co., Inc.......................................................   44,800            3,162,432
           Dade Behring Holdings, Inc. (a).......................................  138,600            7,761,600
           Kinetic Concepts, Inc. (a)............................................  162,317           12,384,787
                                                                                              ------------------
                                                                                                     34,878,126
                                                                                              ------------------

           HEALTH CARE FACILITIES    1.2%
           VCA Antech, Inc. (a)..................................................  380,000            7,448,000
                                                                                              ------------------

           HEALTH CARE SUPPLIES    3.0%





           Advanced Medical Optics, Inc. (a).....................................   47,900            1,970,606
           Fisher Scientific International, Inc. (a).............................  157,736            9,839,572
           Gen-Probe, Inc. (a)...................................................   73,000            3,300,330
           Idexx Labs, Inc. (a)..................................................   52,100            2,844,139
                                                                                              ------------------
                                                                                                     17,954,647
                                                                                              ------------------

           HOME ENTERTAINMENT SOFTWARE    1.2%
           Electronic Arts, Inc. (a).............................................  115,500            7,124,040
                                                                                              ------------------

           HOME FURNISHINGS    0.4%
           Mohawk Industries, Inc. (a)...........................................   29,300            2,673,625
                                                                                              ------------------

           HOMEBUILDING    0.5%
           NVR, Inc. (a).........................................................    4,095            3,150,693
                                                                                              ------------------

           HOTELS    3.4%
           Four Seasons Hotels, Inc. (Canada)....................................   41,300            3,377,927
           Royal Caribbean Cruises Ltd. (Liberia)................................  317,701           17,295,642
                                                                                              ------------------
                                                                                                     20,673,569
                                                                                              ------------------

           INDUSTRIAL MACHINERY    1.2%
           Graco, Inc............................................................  145,200            5,423,220
           Pentair, Inc..........................................................   47,900            2,086,524
                                                                                              ------------------
                                                                                                      7,509,744
                                                                                              ------------------

           INTEGRATED OIL & GAS    0.7%
           Suncor Energy, Inc. (Canada)..........................................  124,300            4,400,220
                                                                                              ------------------

           INTERNET RETAIL    0.4%
           Overstock.com, Inc. (a)...............................................   30,200            2,083,800
                                                                                              ------------------

           INTERNET SOFTWARE & SERVICES    0.8%
           Akamai Technologies, Inc. (a).........................................  210,100            2,737,603
           VeriSign, Inc. (a)....................................................   62,900            2,108,408
                                                                                              ------------------
                                                                                                      4,846,011
                                                                                              ------------------

           INVESTMENT BANKING & BROKERAGE    0.9%
           Ameritrade Holding Corp. (a)..........................................  376,100            5,348,142
                                                                                              ------------------

           IT CONSULTING & OTHER SERVICES    1.0%
           Cognizant Technology Solutions Corp., Class A (a).....................  141,300            5,981,229
                                                                                              ------------------

           MOVIES & ENTERTAINMENT    0.4%
           DreamWorks Animation SKG, Inc., Class A (a)...........................   66,400            2,490,664
                                                                                              ------------------

           MULTI-LINE INSURANCE    0.5%
           Assurant, Inc.........................................................   92,700            2,831,985
                                                                                              ------------------

           MULTI-UTILITIES & UNREGULATED POWER    0.9%
           Questar Corp..........................................................  110,100            5,610,696





                                                                                              ------------------

           OIL & GAS EQUIPMENT & SERVICES    0.4%
           Smith International, Inc. (a).........................................   45,825            2,493,338
                                                                                              ------------------

           OIL & GAS EXPLORATION & PRODUCTION    3.5%
           Ultra Petroleum Corp. (Canada) (a)....................................  356,361           17,151,655
           XTO Energy, Inc.......................................................  115,500            4,086,390
                                                                                              ------------------
                                                                                                     21,238,045
                                                                                              ------------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    3.1%
           Brascan Corp., Class A (Canada).......................................  244,700            8,811,647
           Chicago Mercantile Exchange...........................................   19,800            4,528,260
           Doral Financial Corp. (Puerto Rico)...................................   58,200            2,866,350
           Iron Mountain, Inc. (a)...............................................   89,775            2,737,240
                                                                                              ------------------
                                                                                                     18,943,497
                                                                                              ------------------

           PAPER PACKAGING    0.9%
           Sealed Air Corp. (a)..................................................  104,850            5,585,359
                                                                                              ------------------

           PHARMACEUTICALS    1.9%
           Elan Corp. - ADR (Ireland) (a)........................................  110,100            3,000,225
           Inamed Corp. (a)......................................................  129,000            8,159,250
                                                                                              ------------------
                                                                                                     11,159,475
                                                                                              ------------------

           PROPERTY & CASUALTY    1.0%
           White Mountains Insurance Group Ltd. (Bermuda)........................    8,920            5,762,320
                                                                                              ------------------

           PUBLISHING    2.3%
           Dex Media, Inc........................................................   83,800            2,091,648
           Getty Images, Inc. (a)................................................  129,500            8,916,075
           Interactive Data Corp. (a)............................................  140,000            3,043,600
                                                                                              ------------------
                                                                                                     14,051,323
                                                                                              ------------------

           REAL ESTATE INVESTMENT TRUSTS    0.8%
           Plum Creek Timber Co., Inc. REIT......................................  123,600            4,751,184
                                                                                              ------------------

           RESTAURANTS    2.7%
           Cheesecake Factory, Inc. (a)..........................................  127,450            4,138,302
           P.F. Chang's China Bistro, Inc. (a)...................................  103,220            5,816,447
           Sonic Corp. (a).......................................................  107,700            3,284,850
           YUM! Brands, Inc......................................................   63,100            2,977,058
                                                                                              ------------------
                                                                                                     16,216,657
                                                                                              ------------------

           SEMICONDUCTOR EQUIPMENT    0.3%
           Kla-Tencor Corp. (a)..................................................   44,025            2,050,685
                                                                                              ------------------

           SEMICONDUCTORS    2.9%
           Altera Corp. (a)......................................................   99,800            2,065,860
           Linear Technology Corp................................................  132,100            5,120,196
           Marvell Technology Group, Ltd. (Bermuda) (a)..........................  202,000            7,164,940




           Tessera Technologies, Inc. (a)........................................   90,900            3,382,389
                                                                                              ------------------
                                                                                                     17,733,385
                                                                                              ------------------

           SPECIALIZED FINANCE    1.0%
           Moody's Corp..........................................................   68,000            5,905,800
                                                                                              ------------------

           SPECIALTY STORES    1.5%
           PETsMART, Inc.........................................................  202,140            7,182,034
           Toys 'R' Us, Inc. (a).................................................   92,300            1,889,381
                                                                                              ------------------
                                                                                                      9,071,415
                                                                                              ------------------

           SYSTEMS SOFTWARE    1.8%
           Adobe Systems, Inc....................................................  137,700            8,639,298
           McAfee, Inc. (a)......................................................   69,500            2,010,635
                                                                                              ------------------
                                                                                                     10,649,933
                                                                                              ------------------

           TECHNOLOGY DISTRIBUTORS    0.4%
           CDW Corp..............................................................   37,220            2,469,547
                                                                                              ------------------

           TRADING COMPANIES & DISTRIBUTORS    0.4%
           Fastenal Co...........................................................   43,300            2,665,548
                                                                                              ------------------

           WIRELESS TELECOMMUNICATION SERVICES    2.5%
           Crown Castle International Corp. (a)..................................  632,604           10,526,531
           NII Holdings, Inc., Class B (a).......................................   98,055            4,652,710
                                                                                              ------------------
                                                                                                     15,179,241
                                                                                              ------------------

           TOTAL LONG-TERM INVESTMENTS    98.0%
              (Cost $471,888,046)...........................................................        591,020,109

           REPURCHASE AGREEMENT    2.7%
           UBS Securities LLC ($16,506,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.58%, dated
           12/31/04, to be sold on 01/03/05 at
           $16,508,174).....................................................................         16,506,000
                                                                                              ------------------
              (Cost $16,506,000)

           TOTAL INVESTMENTS    100.7%
              (Cost $488,394,046)...........................................................        607,526,109

           LIABILITIES IN EXCESS OF OTHER ASSETS    (0.7%)..................................         (4,128,970)
                                                                                              ------------------

           NET ASSETS    100.0%.............................................................       $603,397,139
                                                                                              ==================

           Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR      - American Depositary Receipt
REIT     - Real Estate Investment Trust

           VAN KAMPEN SELECT GROWTH FUND

           PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)



                                                                            NUMBER OF
           DESCRIPTION                                                        SHARES              VALUE

           COMMON STOCKS    97.7%
           AIR FREIGHT & COURIERS    1.7%
           FedEx Corp.                                                            45,000   $        4,432,050
                                                                                            ------------------

           APPAREL RETAIL    1.3%
           American Eagle Outfitters, Inc.                                        70,000            3,297,000
                                                                                            ------------------

           APPLICATION SOFTWARE    3.2%
           Autodesk, Inc.                                                        220,000            8,349,000
                                                                                            ------------------

           BIOTECHNOLOGY    3.6%
           Amgen, Inc. (a)                                                        65,000            4,169,750
           Gilead Sciences, Inc. (a)                                              75,000            2,624,250
           MedImmune, Inc. (a)                                                   100,000            2,711,000
                                                                                            ------------------
                                                                                                    9,505,000
                                                                                            ------------------

           BROADCASTING & CABLE TV    1.6%
           XM Satellite Radio Holdings, Inc., Class A (a)                        110,000            4,138,200
                                                                                            ------------------

           COMMUNICATIONS EQUIPMENT    1.0%
           Cisco Systems, Inc. (a)                                               135,000            2,605,500
                                                                                            ------------------

           COMPUTER HARDWARE    6.9%
           Apple Computer, Inc. (a)                                              120,000            7,728,000
           Dell, Inc. (a)                                                        245,000           10,324,300
                                                                                            ------------------
                                                                                                   18,052,300
                                                                                            ------------------

           CONSUMER ELECTRONICS    1.9%
           Harman International Industries, Inc.                                  40,000            5,080,000
                                                                                            ------------------

           CONSUMER FINANCE    3.2%
           American Express Co.                                                   60,000            3,382,200
           Capital One Financial Corp.                                            60,000            5,052,600
                                                                                            ------------------
                                                                                                    8,434,800
                                                                                            ------------------

           DIVERSIFIED BANKS    1.6%
           Bank of America Corp.                                                  90,000            4,229,100
                                                                                            ------------------

           DIVERSIFIED CHEMICALS    1.7%
           Lyondell Chemical Co.                                                 150,000            4,338,000
                                                                                            ------------------

           FOOTWEAR    1.0%
           Nike, Inc., Class B                                                    30,000            2,720,700
                                                                                            ------------------

           GENERAL MERCHANDISE STORES    1.0%
           Target Corp.                                                           50,000            2,596,500
                                                                                            ------------------

           HEALTH CARE EQUIPMENT    3.9%
           Biomet, Inc.                                                          100,000            4,339,000
           St. Jude Medical, Inc. (a)                                            140,000            5,870,200
                                                                                            ------------------
                                                                                                   10,209,200
                                                                                            ------------------

           HOTELS    4.2%
           Carnival Corp.                                                         50,000            2,881,500
           Starwood Hotels & Resorts Worldwide, Inc., Class B                    140,000            8,176,000
                                                                                            ------------------
                                                                                                   11,057,500
                                                                                            ------------------

           HOUSEHOLD PRODUCTS    2.3%
           Procter & Gamble Co.                                                  110,000            6,058,800
                                                                                            ------------------

           INDUSTRIAL CONGLOMERATES    5.0%
           General Electric Co.                                                  235,000            8,577,500
           Tyco International, Ltd. (Bermuda)                                    125,000            4,467,500
                                                                                            ------------------
                                                                                                   13,045,000
                                                                                            ------------------

           INDUSTRIAL MACHINERY    2.5%
           Eaton Corp.                                                            90,000            6,512,400
                                                                                            ------------------



           INTEGRATED OIL & GAS    2.9%
           Exxon Mobil Corp.                                                     150,000            7,689,000
                                                                                            ------------------

           INTERNET RETAIL    4.9%
           eBay, Inc. (a)                                                        110,000           12,790,800
                                                                                            ------------------

           INTERNET SOFTWARE & SERVICES    4.9%
           VeriSign, Inc. (a)                                                    100,000            3,352,000
           Yahoo!, Inc. (a)                                                      250,000            9,420,000
                                                                                            ------------------
                                                                                                   12,772,000
                                                                                            ------------------

           INVESTMENT BANKING & BROKERAGE    2.4%
           Bear Stearns Co., Inc.                                                 60,000            6,138,600
                                                                                            ------------------

           MANAGED HEALTH CARE    2.9%
           UnitedHealth Group, Inc.                                               85,000            7,482,550
                                                                                            ------------------

           METALS    1.4%
           Precision Castparts Corp.                                              55,000            3,612,400
                                                                                            ------------------

           MOVIES & ENTERTAINMENT    1.2%
           News Corp., Class B                                                   160,000            3,072,000
                                                                                            ------------------

           OIL & GAS EQUIPMENT & SERVICES    1.6%
           Baker Hughes, Inc.                                                    100,000            4,267,000
                                                                                            ------------------

           OIL & GAS EXPLORATION & PRODUCTION    1.1%
           Burlington Resources, Inc.                                             65,000            2,827,500
                                                                                            ------------------

           PACKAGED FOODS    3.3%
           Hershey Foods Corp.                                                    80,000            4,443,200
           Kellogg Co.                                                            95,000            4,242,700
                                                                                            ------------------
                                                                                                    8,685,900
                                                                                            ------------------

           PHARMACEUTICALS    10.6%
           Johnson & Johnson                                                      60,000            3,805,200
           Novartis AG - ADR (Switzerland)                                       120,000            6,064,800
           Pfizer, Inc.                                                           90,000            2,420,100
           Roche Holdings AG - ADR (Switzerland)                                  85,000            9,784,979
           Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                    95,000            2,836,700
           Wyeth                                                                  65,000            2,768,350
                                                                                            ------------------
                                                                                                   27,680,129
                                                                                            ------------------

           RESTAURANTS    1.4%
           Starbucks Corp. (a)                                                    60,000            3,741,600
                                                                                            ------------------

           SEMICONDUCTORS    6.7%
           Broadcom Corp., Class A (a)                                           145,000            4,680,600
           Intel Corp.                                                           165,000            3,859,350
           Maxim Integrated Products, Inc.                                        90,000            3,815,100
           Texas Instruments, Inc.                                               215,000            5,293,300
                                                                                            ------------------
                                                                                                   17,648,350
                                                                                            ------------------

           SPECIALTY STORES    1.4%
           Staples, Inc.                                                         110,000            3,708,100
                                                                                            ------------------

           SYSTEMS SOFTWARE    3.4%
           Adobe Systems, Inc.                                                    45,000            2,823,300
           Microsoft Corp.                                                       230,000            6,143,300
                                                                                            ------------------
                                                                                                    8,966,600
                                                                                            ------------------

           TOTAL LONG-TERM INVESTMENTS    97.7%
              (Cost $213,379,802)                                                                 255,743,579

           REPURCHASE AGREEMENT    3.0%

           UBS Securities LLC ($7,740,000 par collateralized by U.S. Government
           obligations in a pooled cash account, interest rate of 1.58%, dated                      7,740,000
           12/31/04, to be sold on 01/03/05 at $7,741,019)                                  ------------------
              (Cost $7,740,000)

           TOTAL INVESTMENTS    100.7%
              (Cost $221,119,802)                                                                 263,483,579

           LIABILITIES IN EXCESS OF OTHER ASSETS    (0.7%)                                         (1,801,540)
                                                                                            ------------------

           NET ASSETS    100.0%                                                                  $261,682,039
                                                                                            ------------------
           Percentages are calculated as a percentage of net assets.

    (a) Non-income producing security as this stock currently does not declare dividends.

    ADR  - American Depositary Receipt

           VAN KAMPEN SMALL CAP GROWTH FUND

           PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)




                                                                                    NUMBER OF
           DESCRIPTION                                                               SHARES             VALUE

           COMMON STOCKS    96.9%
           ADVERTISING    1.0%
           Ventiv Health, Inc. (a)                                                   60,000            1,219,200
                                                                                              ------------------

           AEROSPACE & DEFENSE    5.7%
           Armor Holdings, Inc. (a)                                                  25,000            1,175,500
           Ceradyne, Inc. (a)                                                        17,500            1,001,175
           Engineered Support Systems, Inc.                                          15,000              888,300
           Hexcel Corp. (a)                                                          60,000              870,000
           Innovative Solutions & Support, Inc. (a)                                  20,000              667,200
           Teledyne Technologies, Inc. (a)                                           30,000              882,900
           United Defense Industries, Inc. (a)                                       25,000            1,181,250
                                                                                              ------------------
                                                                                                       6,666,325
                                                                                              ------------------

           AIR FREIGHT & COURIERS    0.9%
           UTI Worldwide, Inc. (British Virgin Islands)                              15,000            1,020,300
                                                                                              ------------------

           APPAREL & ACCESSORIES    2.1%
           Carter's, Inc. (a)                                                        25,000              849,750
           Deckers Outdoor Corp. (a)                                                 15,000              704,850
           Quiksilver, Inc. (a)                                                      30,000              893,700
                                                                                              ------------------
                                                                                                       2,448,300
                                                                                              ------------------

           APPAREL RETAIL    2.0%
           American Eagle Outfitters, Inc.                                           12,500              588,750
           Bebe Stores, Inc.                                                         37,500            1,011,750
           Genesco, Inc. (a)                                                         25,000              778,500
                                                                                              ------------------
                                                                                                       2,379,000
                                                                                              ------------------

           APPLICATION SOFTWARE    4.3%
           Ansys, Inc. (a)                                                           20,000              641,200
           Digi International, Inc. (a)                                              40,000              687,600
           Intervoice, Inc. (a)                                                      50,000              667,500
           Kronos, Inc. (a)                                                          12,500              639,125
           MICROS Systems, Inc. (a)                                                  12,500              975,750
           MicroStrategy, Inc., Class A (a)                                          17,500            1,054,375
           VASCO Data Security International, Inc. (a)                               60,000              397,200
                                                                                              ------------------
                                                                                                       5,062,750
                                                                                              ------------------

           AUTO PARTS & EQUIPMENT    0.6%
           Tenneco Automotive, Inc. (a)                                              40,000              689,600



           BIOTECHNOLOGY    4.9%                                                              ------------------

           Cephalon, Inc. (a)                                                        10,000              508,800
           Charles River Laboratories International, Inc. (a)                        20,000              920,200
           Eyetech Pharmaceuticals, Inc. (a)                                         12,500              568,750
           Gilead Sciences, Inc. (a)                                                 15,000              524,850
           Incyte Corp. (a)                                                          50,000              499,500
           Inspire Phamaceutical, Inc. (a)                                           30,000              503,100
           Neurocrine Biosciences, Inc. (a)                                          12,500              616,250
           Rigel Pharmaceuticals, Inc. (a)                                           25,000              610,500
           SFBC International, Inc. (a)                                              25,000              987,500
                                                                                              ------------------
                                                                                                       5,739,450
                                                                                              ------------------

           CASINOS & GAMING    2.7%
           Penn National Gaming, Inc. (a)                                            20,000            1,211,000
           Scientific Games Corp., Class A (a)                                       30,000              715,200
           Shuffle Master, Inc. (a)                                                  15,000              706,500
           Station Casinos, Inc.                                                     10,000              546,800
                                                                                              ------------------
                                                                                                       3,179,500
                                                                                              ------------------

           CATALOG RETAIL    1.3%
           Coldwater Creek, Inc. (a)                                                 30,000              926,100
           Collegiate Pacific, Inc.                                                  45,000              622,350
                                                                                              ------------------
                                                                                                       1,548,450
                                                                                              ------------------

           COMMODITY CHEMICALS    0.6%
           Georgia Gulf Corp.                                                        15,000              747,000
                                                                                              ------------------

           COMMUNICATIONS EQUIPMENT    2.1%
           Comtech Telecommunications Corp. (a)                                      25,000              940,250
           F5 Networks, Inc. (a)                                                     15,000              730,800
           Plantronics, Inc.                                                         15,000              622,050
           Sirenza Microdevices, Inc. (a)                                            25,000              164,000
                                                                                              ------------------
                                                                                                       2,457,100
                                                                                              ------------------

           COMPUTER & ELECTRONICS RETAIL    1.2%
           Electronics Boutique Holdings Corp. (a)                                   32,500            1,395,550
                                                                                              ------------------

           COMPUTER HARDWARE    0.5%
           Shanda Interactive Entertainment, Ltd. -
            ADR (Cayman Islands) (a)                                                 15,000              637,500
                                                                                              ------------------

           COMPUTER STORAGE & PERIPHERALS    4.0%
           ATI Technologies, Inc. (Canada) (a)                                       40,000              775,600
           Avid Technology, Inc. (a)                                                 20,000            1,235,000
           Hutchinson Technology, Inc. (a)                                           17,500              604,975
           Komag, Inc. (a)                                                           40,000              751,200
           Novatel Wireless, Inc. (a)                                                30,000              581,400
           Synaptics, Inc. (a)                                                       25,000              764,500
                                                                                              ------------------
                                                                                                       4,712,675
                                                                                              ------------------

                                                                                              ------------------
           CONSTRUCTION & FARM MACHINERY    1.1%
           Cummins, Inc.                                                              7,500              628,425
           Joy Global, Inc.                                                          15,000              651,450
                                                                                              ------------------
                                                                                                       1,279,875
                                                                                              ------------------

           CONSUMER FINANCE    0.8%
           CompuCredit Corp. (a)                                                     35,000              956,900
                                                                                              ------------------

           DATA PROCESSING & OUTSOURCING SERVICES    1.2%
           Euronet Worldwide, Inc. (a)                                               25,000              650,500
           Global Payments, Inc.                                                     12,500              731,750
                                                                                              ------------------
                                                                                                       1,382,250
                                                                                              ------------------

           DISTRIBUTORS    1.2%
           Aviall, Inc. (a)                                                          22,500              516,825
           WESCO International, Inc. (a)                                             30,000              889,200
                                                                                              ------------------
                                                                                                       1,406,025
                                                                                              ------------------

           DIVERSIFIED BANKS    0.8%
           First BanCorp (Puerto Rico)                                               15,000              952,650
                                                                                              ------------------

           DIVERSIFIED COMMERCIAL SERVICES    3.2%
           Apollo Group, Inc., Class A (a)                                                1                   81
           Bright Horizons Family Solutions, Inc. (a)                                 7,500              485,700
           Brink's Co.                                                               15,000              592,800
           Charles River Associaties, Inc. (a)                                       20,000              935,400
           Coinstar, Inc. (a)                                                        35,000              939,050
           Navigant Consulting, Inc. (a)                                             30,000              798,000
                                                                                              ------------------
                                                                                                       3,751,031
                                                                                              ------------------

           ELECTRICAL COMPONENTS & EQUIPMENT    0.4%
           II-VI, Inc. (a)                                                           10,000              424,900
                                                                                              ------------------

           ELECTRONIC EQUIPMENT MANUFACTURERS    3.9%
           Amphenol Corp., Class A (a)                                               20,000              734,800
           Brady Corp., Class A                                                      10,000              625,700
           Dionex Corp. (a)                                                          15,000              850,050
           FARO Technologies, Inc. (a)                                               25,000              779,500
           FLIR Systems, Inc. (a)                                                    10,000              637,900
           LoJack Corp. (a)                                                          25,000              303,250
           Metrologic Instruments, Inc. (a)                                          30,000              637,500
                                                                                              ------------------
                                                                                                       4,568,700
                                                                                              ------------------

           ELECTRONIC MANUFACTURING SERVICES    0.6%
           Trimble Navigation Ltd. (a)                                               20,000              660,800
                                                                                              ------------------

           EMPLOYMENT SERVICES    1.3%
           Heidrick & Struggles International, Inc. (a)                              15,000              514,050
           Labor Ready, Inc. (a)                                                     40,000              676,800


           Resources Connection, Inc. (a)                                             7,500              407,325
                                                                                              ------------------
                                                                                                       1,598,175
                                                                                              ------------------

           ENVIRONMENTAL SERVICES    1.6%
           Duratek, Inc. (a)                                                         30,000              747,300
           Mine Safety Appliances Co.                                                22,500            1,140,750
                                                                                              ------------------
                                                                                                       1,888,050
                                                                                              ------------------

           FERTILIZERS & AGRICULTURAL CHEMICALS    0.3%
           Terra Industries, Inc. (a)                                                40,000              355,200
                                                                                              ------------------

           FOOTWEAR    1.5%
           Timberland Co., Class A (a)                                               12,500              783,375
           Wolverine World Wide, Inc.                                                32,500            1,021,150
                                                                                              ------------------
                                                                                                       1,804,525
                                                                                              ------------------

           GAS UTILITIES    1.5%
           Energen Corp.                                                             12,500              736,875
           Southwestern Energy Co. (a)                                               20,000            1,013,800
                                                                                              ------------------
                                                                                                       1,750,675
                                                                                              ------------------

           HEALTH CARE DISTRIBUTORS    0.5%
           Quality Systems, Inc. (a)                                                 10,000              598,000
                                                                                              ------------------

           HEALTH CARE EQUIPMENT    3.8%
           AngioDynamics, Inc. (a)                                                   25,000              553,750
           Cooper Co., Inc.                                                           7,500              529,425
           Dade Behring Holdings, Inc. (a)                                           15,000              840,000
           Edwards Lifesciences Corp. (a)                                            15,000              618,900
           Laserscope (a)                                                            20,000              718,200
           Palomar Medical Technologies, Inc. (a)                                    30,000              782,100
           Somanetics Corp. (a)                                                      25,000              385,250
                                                                                              ------------------
                                                                                                       4,427,625
                                                                                              ------------------

           HEALTH CARE FACILITIES    0.7%
           LCA Vision, Inc.                                                          37,500              877,125
                                                                                              ------------------

           HEALTH CARE SERVICES    0.5%
           Psychiatric Solutions, Inc. (a)                                           15,000              548,400
                                                                                              ------------------

           HEALTH CARE SUPPLIES    4.1%
           Advanced Medical Optics, Inc. (a)                                         15,000              617,100
           Affymetrix, Inc. (a)                                                      25,000              913,750
           Gen-Probe, Inc. (a)                                                       25,000            1,130,250
           Immucor, Inc. (a)                                                         52,500            1,234,275
           Sybron Dental Specialties, Inc. (a)                                       25,000              884,500
                                                                                              ------------------
                                                                                                       4,779,875
                                                                                              ------------------

           HOMEBUILDING    1.1%
           M.D.C. Holdings, Inc.                                                      7,500              648,300



           Ryland Group, Inc.                                                        11,000              632,940
                                                                                              ------------------
                                                                                                       1,281,240
                                                                                              ------------------

           HOTELS    0.7%
           Great Wolf Resorts, Inc. (a)                                              35,000              781,900
                                                                                              ------------------

           HOUSEHOLD APPLIANCES    0.7%
           Sigmatel, Inc. (a)                                                        25,000              888,250
                                                                                              ------------------

           INDUSTRIAL MACHINERY    1.3%
           Actuant Corp., Class A (a)                                                12,500              651,875
           Graco, Inc.                                                               25,000              933,750
                                                                                              ------------------
                                                                                                       1,585,625
                                                                                              ------------------

           INTEGRATED TELECOMMUNICATION SERVICES    0.6%
           West Corp. (a)                                                            20,000              662,200
                                                                                              ------------------

           INTERNET RETAIL    1.4%
           Audible, Inc. (a)                                                         30,000              781,500
           Provide Commerce, Inc. (a)                                                25,000              928,750
                                                                                              ------------------
                                                                                                       1,710,250
                                                                                              ------------------

           INTERNET SOFTWARE & SERVICES    5.3%
           Aladdin Knowledge System (Israel) (a)                                     32,500              804,375
           CryptoLogic, Inc. (Canada)                                                30,000              748,500
           Digital River, Inc. (a)                                                   30,000            1,248,300
           Greenfield Online, Inc. (a)                                               30,000              659,700
           Harris Interactive, Inc. (a)                                              35,000              276,500
           Infospace, Inc. (a)                                                       20,000              951,000
           NDS Group plc - ADR (United Kingdom) (a)                                  25,000              851,975
           Niku Corp. (a)                                                            35,000              705,600
                                                                                              ------------------
                                                                                                       6,245,950
                                                                                              ------------------

           IT CONSULTING & OTHER SERVICES    1.7%
           Anteon International Corp. (a)                                            22,500              941,850
           CACI International, Inc., Class A (a)                                     15,000            1,021,950
                                                                                              ------------------
                                                                                                       1,963,800
                                                                                              ------------------

           LEISURE PRODUCTS    0.8%
           Marvel Enterprises, Inc. (a)                                              45,000              921,600
                                                                                              ------------------

           LIFE & HEALTH INSURANCE    1.2%
           HealthExtras, Inc. (a)                                                    40,000              652,000
           Stancorp Financial Group, Inc.                                            10,000              825,000
                                                                                              ------------------
                                                                                                       1,477,000
                                                                                              ------------------

           MARINE    0.5%
           Overseas Shipholding Group, Inc.                                          10,000              552,000
                                                                                              ------------------

           MOVIES & ENTERTAINMENT    1.0%

           Navarre Corp. (a)                                                         65,000            1,144,000
                                                                                              ------------------

           OIL & GAS EQUIPMENT & SERVICES    1.8%
           Hydril (a)                                                                15,000              682,650
           Maverick Tube Corp. (a)                                                   30,000              909,000
           Offshore Logistics, Inc. (a)                                              15,000              487,050
                                                                                              ------------------
                                                                                                       2,078,700
                                                                                              ------------------

           OIL & GAS EXPLORATION & PRODUCTION    1.3%
           Cimarex Energy Co. (a)                                                    15,000              568,500
           Patina Oil & Gas Corp.                                                    25,000              937,500
                                                                                              ------------------
                                                                                                       1,506,000
                                                                                              ------------------

           OIL & GAS REFINING & MARKETING    0.4%
           Tesoro Corp. (a)                                                          15,000              477,900
                                                                                              ------------------

           PACKAGED FOODS    1.0%
           Pilgrims Pride Corp.                                                      20,000              613,600
           Ralcorp Holdings, Inc. (a)                                                15,000              628,950
                                                                                              ------------------
                                                                                                       1,242,550
                                                                                              ------------------

           PHARMACEUTICALS    2.6%
           DOV Pharmaceutical, Inc. (a)                                              35,000              631,750
           Eon Labs, Inc. (a)                                                        30,000              810,000
           First Horizon Pharmaceutical Corp. (a)                                    30,000              686,700
           INAMED Corp. (a)                                                          15,000              948,750
                                                                                              ------------------
                                                                                                       3,077,200
                                                                                              ------------------

           PROPERTY & CASUALTY    0.6%
           United Fire & Casualty Co.                                                20,000              674,200
                                                                                              ------------------

           REINSURANCE    0.7%
           FPIC Insurance Group, Inc. (a)                                            25,000              884,500
                                                                                              ------------------

           REGIONAL BANKS    0.4%
           Hanmi Financial Corp.                                                     15,000              539,100
                                                                                              ------------------

           RESTAURANTS    0.8%
           Red Robin Gourmet Burgers, Inc. (a)                                       17,500              935,725
                                                                                              ------------------

           SEMICONDUCTOR EQUIPMENT    0.6%
           MEMC Electronic Materials, Inc. (a)                                       50,000              662,500
                                                                                              ------------------

           SEMICONDUCTORS    2.1%
           Cree, Inc. (a)                                                            10,000              400,800
           Diodes, Inc. (a)                                                          25,000              565,750
           PortalPlayer, Inc. (a)                                                    22,200              547,896
           RF Micro Devices, Inc. (a)                                                35,000              239,400
           Tessera Technologies, Inc. (a)                                            20,000              744,200
                                                                                              ------------------
                                                                                                       2,498,046
                                                                                              ------------------



                                                                                              ------------------
           SPECIALTY STORES    0.5%
           Steiner Leisure Ltd. (Bahamas) (a)                                        20,000              597,600
                                                                                              ------------------

           STEEL    1.0%
           Steel Dynamics, Inc.                                                      15,000              568,200
           Worthington Industries, Inc.                                              30,000              587,400
                                                                                              ------------------
                                                                                                       1,155,600
                                                                                              ------------------

           SYSTEMS SOFTWARE    0.8%
           MTS Systems Corp.                                                         27,500              929,775
                                                                                              ------------------

           TEXTITLE   0.6%
           DHB Industries, Inc. (a)                                                  35,000              666,400
                                                                                              ------------------

           THRIFTS & MORTGAGE FINANCE    0.5%
           Accredited Home Lenders Holding Co. (a)                                   12,500              621,000
                                                                                              ------------------

           TRUCKING    2.0%
           Arkansas Best Corp.                                                       17,500              785,575
           Knight Transportation, Inc.                                               25,000              620,000
           Landstar Systems, Inc. (a)                                                12,500              920,500
                                                                                              ------------------
                                                                                                       2,326,075
                                                                                              ------------------

           TOTAL LONG-TERM INVESTMENTS    96.9%
              (Cost $95,118,192)                                                                     114,000,167

           REPURCHASE AGREEMENT    2.7%

           UBS Securities LLC ($3,159,000 par collateralized by U.S. Government
           obligations in a pooled cash account, interest rate of 1.58%, dated                         3,159,000
           12/31/04, to be sold on 01/03/05 at $3,159,416)                                    ------------------
           (Cost $3,159,000)

           TOTAL INVESTMENTS    99.6%
              (Cost $98,277,192)                                                                     117,159,167

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.4%                                                 441,908
                                                                                              ------------------

           NET ASSETS    100.0%                                                                     $117,601,075
                                                                                              ==================



           Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR      - American Depositary Receipt

VAN KAMPEN SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)




                                                                      NUMBER OF
DESCRIPTION                                                            SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS    99.1%
ADVERTISING    0.9%
RH Donnelley Corp. (a)                                                     61,600          $ 3,637,480
                                                                                    -------------------

AEROSPACE & DEFENSE    3.6%
DRS Technologies, Inc. (a)                                                243,600           10,404,156
Moog, Inc., Class A (a)                                                    86,400            3,918,240
                                                                                    -------------------
                                                                                            14,322,396
                                                                                    -------------------

AGRICULTURAL PRODUCTS    1.8%
Corn Products International, Inc.                                          71,200            3,813,472
Delta & Pine Land Co.                                                     124,300            3,390,904
                                                                                    -------------------
                                                                                             7,204,376
                                                                                    -------------------

ALUMINUM    1.3%
Reliance Steel & Aluminum Co.                                             126,100            4,912,856
                                                                                    -------------------

APPAREL & ACCESSORIES    0.7%
New York & Co., Inc. (a)                                                  159,100            2,628,332
                                                                                    -------------------

APPAREL RETAIL    1.5%
Stage Stores, Inc. (a)                                                    146,200            6,070,224
                                                                                    -------------------

APPLICATION SOFTWARE    2.2%
Creo, Inc. (Canada) (a)                                                   254,500            3,809,865
MSC.Software Corp. (a)                                                    444,849            4,657,569
                                                                                    -------------------
                                                                                             8,467,434
                                                                                    -------------------

AUTO PARTS & EQUIPMENT    0.6%
Tower Automotive, Inc. (a)                                              1,058,200            2,529,098
                                                                                    -------------------

BIOTECHNOLOGY    1.5%
Bio-Rad Laboratories, Inc., Class A (a)                                    66,810            3,832,890
Diversa Corp. (a)                                                         228,200            1,994,468
                                                                                    -------------------
                                                                                             5,827,358
                                                                                    -------------------

BROADCASTING & CABLE TV    1.7%
Nexstar Broadcasting Group, Inc., Class A (a)                             186,300            1,717,686
Saga Communications, Inc., Class A (a)                                     47,960              808,126
Sinclair Broadcast Group, Inc., Class A                                   462,300            4,257,783
                                                                                    -------------------
                                                                                             6,783,595
                                                                                    -------------------




CATALOG RETAIL    1.6%
School Specialty, Inc. (a)                                                168,000            6,478,080
                                                                                    -------------------

COMMERCIAL PRINTING    1.0%
Banta Corp.                                                                84,300            3,773,268
                                                                                    -------------------

COMMUNICATIONS EQUIPMENT    1.7%
ADTRAN, Inc.                                                              102,700            1,965,678
Belden CDT, Inc.                                                          205,400            4,765,280
                                                                                    -------------------
                                                                                             6,730,958
                                                                                    -------------------

COMPUTER HARDWARE    0.1%
Intergraph Corp. (a)                                                        9,300              250,449
                                                                                    -------------------

CONSTRUCTION & FARM MACHINERY    2.1%
Terex Corp. (a)                                                           169,310            8,067,621
                                                                                    -------------------

CONSUMER FINANCE    1.2%
MoneyGram International, Inc.                                             230,200            4,866,428
                                                                                    -------------------

DIVERSIFIED BANKS    4.5%
Alabama National BanCorp.                                                  29,300            1,889,850
Central Pacific Financial Corp.                                           117,700            4,257,209
Independent Bank Corp.                                                     81,119            2,419,780
Integra Bank Corp.                                                        141,380            3,267,292
MB Financial Corp.                                                         76,750            3,235,012
Provident Bancorp, Inc.                                                   196,300            2,589,197
                                                                                    -------------------
                                                                                            17,658,340
                                                                                    -------------------

DIVERSIFIED CHEMICALS    1.7%
Acuity Brands, Inc.                                                       139,500            4,436,100
Hercules, Inc. (a)                                                        162,400            2,411,640
                                                                                    -------------------
                                                                                             6,847,740
                                                                                    -------------------

DIVERSIFIED COMMERCIAL SERVICES    3.3%
Geo Group, Inc. (a)                                                       159,100            4,228,878
Icon Plc - ADR (Ireland) (a)                                               94,822            3,664,870
MAXIMUS, Inc. (a)                                                         163,500            5,088,120
                                                                                    -------------------
                                                                                            12,981,868
                                                                                    -------------------

ELECTRIC UTILITIES    1.7%
PNM Resources, Inc.                                                       266,350            6,735,991
                                                                                    -------------------

ELECTRICAL COMPONENTS & EQUIPMENT    1.1%
Ametek, Inc.                                                               47,700            1,701,459
General Cable Corp. (a)                                                   184,060            2,549,231
                                                                                    -------------------
                                                                                             4,250,690
                                                                                    -------------------



ELECTRONIC EQUIPMENT MANUFACTURERS    1.9%
Lipman Electronic Engineering (Israel) (a)                                 88,700            2,474,730
LoJack Corp. (a)                                                          266,900            3,237,497
Methode Electronics, Inc.                                                 133,300            1,712,905
                                                                                    -------------------
                                                                                             7,425,132
                                                                                    -------------------

GAS UTILITIES    2.4%
AGL Resources, Inc.                                                       163,100            5,421,444
UGI Corp.                                                                  95,900            3,923,269
                                                                                    -------------------
                                                                                             9,344,713
                                                                                    -------------------

HEALTH CARE DISTRIBUTORS    3.3%
Apria Healthcare Group, Inc. (a)                                          396,700           13,071,265
                                                                                    -------------------

HIGHWAYS & RAILTRACKS    1.3%
Pacer International, Inc. (a)                                             249,100            5,295,866
                                                                                    -------------------

HOTELS    2.1%
Intrawest Corp. (Canada)                                                  359,000            8,253,410
                                                                                    -------------------

HOUSEHOLD PRODUCTS    1.9%
Central Garden & Pet Co. (a)                                              176,600            7,371,284
                                                                                    -------------------

INDUSTRIAL MACHINERY    4.7%
Albany International Corp., Class A                                       149,200            5,245,872
Briggs & Stratton Corp.                                                    70,800            2,943,864
CIRCOR International, Inc.                                                173,700            4,022,892
Watts Water Technologies, Inc., Class A                                   200,400            6,460,896
                                                                                    -------------------
                                                                                            18,673,524
                                                                                    -------------------

INTEGRATED OIL & GAS    1.8%
Denbury Resources, Inc. (a)                                               261,000            7,164,450
                                                                                    -------------------

LIFE & HEALTH INSURANCE    2.9%
Conseco, Inc. (a)                                                         232,400            4,636,380
Reinsurance Group of America, Inc.                                        136,800            6,627,960
                                                                                    -------------------
                                                                                            11,264,340
                                                                                    -------------------

NETWORKING EQUIPMENT    0.2%
Adaptec, Inc. (a)                                                         102,400              777,216
                                                                                    -------------------

OFFICE SERVICES & SUPPLIES    0.3%
Imagistics International, Inc. (a)                                         29,600              996,336
                                                                                    -------------------

OIL & GAS EQUIPMENT & SERVICES    2.9%
Superior Energy Services, Inc. (a)                                        364,200            5,612,322
Universal Compression Holdings, Inc. (a)                                  169,470            5,916,198
                                                                                    -------------------
                                                                                            11,528,520
                                                                                    -------------------



OIL & GAS EXPLORATION & PRODUCTION    2.1%
Remington Oil & Gas Corp. (a)                                             182,700            4,978,575
St. Mary Land & Exploration Co.                                            82,520            3,444,385
                                                                                    -------------------
                                                                                             8,422,960
                                                                                    -------------------

OTHER DIVERSIFIED FINANCIAL SERVICES    0.6%
Collegiate Funding Services (a)                                           166,100            2,340,349
                                                                                    -------------------

PACKAGED FOODS    1.0%
Ralcorp Holdings, Inc. (a)                                                 97,900            4,104,947
                                                                                    -------------------

PAPER PRODUCTS    0.9%
Rock-Tenn Co., Class A                                                    220,900            3,348,844
                                                                                    -------------------

PHARMACEUTICALS    1.3%
KV Pharmaceutical Co., Class A (a)                                        236,700            5,219,235
                                                                                    -------------------

PRECIOUS METALS & MINERALS    0.6%
Apex Silver Mines Ltd. (Cayman Islands) (a)                               145,100            2,492,818
                                                                                    -------------------

PROPERTY & CASUALTY    2.6%
Penn-America Group, Inc.                                                  235,550            3,556,805
ProAssurance Corp. (a)                                                    169,199            6,617,373
United National Group Ltd., Class A                                         9,800              182,476
                                                                                    -------------------
                                                                                            10,356,654
                                                                                    -------------------

REAL ESTATE INVESTMENT TRUSTS    4.5%
Anthracite Capital, Inc.                                                  333,900            4,127,004
Capital Automotive, Inc.                                                   40,000            1,421,000
Cousins Properties, Inc.                                                   90,500            2,739,435
Falcon Financial Investment Trust                                         209,700            1,467,900
Heritage Property Investment Trust, Inc.                                   94,500            3,032,505
Meristar Hospitality Corp. (a)                                            261,100            2,180,185
Parkway Properties, Inc.                                                   53,800            2,730,350
                                                                                    -------------------
                                                                                            17,698,379
                                                                                    -------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT    2.0%
LNR Property Corp.                                                        124,000            7,800,840
                                                                                    -------------------

REINSURANCE    4.3%
Max Re Capital, Ltd (Bermuda)                                             174,800            3,728,484
NYMAGIC, Inc.                                                              91,700            2,320,010
Platinum Underwriters Holdings, Ltd. (Bermuda)                            157,500            4,898,250
Triad Guaranty, Inc. (a)                                                   95,599            5,781,828
                                                                                    -------------------
                                                                                            16,728,572
                                                                                    -------------------



REGIONAL BANKS    0.8%
Community Bancorp NV (a)                                                   15,000              459,000
Provident Bankshares Corp.                                                 75,800            2,756,846
                                                                                    -------------------
                                                                                             3,215,846
                                                                                    -------------------

RESTAURANTS    3.2%
AFC Enterprises, Inc. (a)                                                 361,800            8,556,570
Denny's Corp. (a)                                                         853,900            3,842,550
                                                                                    -------------------
                                                                                            12,399,120
                                                                                    -------------------

SPECIALTY CHEMICALS    2.6%
Cytec Industries, Inc.                                                    118,800            6,108,696
Schulman A, Inc.                                                          189,900            4,065,759
                                                                                    -------------------
                                                                                            10,174,455
                                                                                    -------------------

SPECIALTY STORES    2.0%
TBC Corp. (a)                                                             285,800            7,945,240
                                                                                    -------------------

SYSTEMS SOFTWARE    2.0%
CCC Information Services Group, Inc. (a)                                  185,239            4,114,158
Hummingbird Ltd. (Canada) (a)                                             140,650            3,756,761
                                                                                    -------------------
                                                                                             7,870,919
                                                                                    -------------------

THRIFTS & MORTGAGE FINANCE    2.8%
First Niagara Financial Group, Inc.                                       221,183            3,085,503
MAF Bancorp, Inc.                                                          34,500            1,546,290
PFF Bancorp, Inc.                                                          54,020            2,502,747
R&G Financial Corp., Class B (Puerto Rico)                                 94,950            3,691,656
                                                                                    -------------------
                                                                                            10,826,196
                                                                                    -------------------

TRUCKING    3.8%
Laidlaw International, Inc. (a)                                           407,300            8,716,220
Overnite Corp.                                                            162,800            6,062,672
                                                                                    -------------------
                                                                                            14,778,892
                                                                                    -------------------

WIRELESS TELECOMMUNICATION SERVICES    0.5%
EMS Technologies, Inc. (a)                                                126,300            2,099,106
                                                                                    -------------------

TOTAL LONG-TERM INVESTMENTS    99.1%
   (Cost $284,656,161)                                                                     390,014,010

REPURCHASE AGREEMENT    1.1%

UBS Securities LLC ($4,470,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate
of 1.58%, dated 12/31/04, to be sold on 01/03/05 at $4,470,589)                              4,470,000
                                                                                    -------------------
   (Cost $4,470,000)




TOTAL INVESTMENTS    100.2%
   (Cost $289,126,161)                                                                     394,484,010

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                               (876,190)
                                                                                    -------------------

NET ASSETS    100.0%                                                                      $393,607,820
                                                                                    -------------------


       Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR  - American Depositary Receipt

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)




DESCRIPTION                                                                                       SHARES                VALUE
COMMON STOCKS    84.6%
DIVERSIFIED METALS & MINING    3.9%
                 Peabody Energy Corp.                                                              79,400          $ 6,424,254
                                                                                                            -------------------

ELECTRIC UTILITIES    43.6%
                 Ameren Corp.                                                                     105,000            5,264,700
                 Cinergy Corp.                                                                     60,000            2,497,800
                 Consolidated Edison, Inc.                                                         81,600            3,570,000
                 DPL, Inc.                                                                         70,000            1,757,700
                 DTE Energy Co.                                                                   105,100            4,532,963
                 Edison International, Inc.                                                       160,000            5,124,800
                 Entergy Corp.                                                                     80,000            5,407,200
                 Exelon Corp.                                                                     142,000            6,257,940
                 FirstEnergy Corp.                                                                 90,872            3,590,352
                 NSTAR                                                                            104,600            5,677,688
                 PG&E Corp. (a)                                                                    65,000            2,163,200
                 Pinnacle West Capital Corp.                                                       86,800            3,854,788
                 PNM Resources, Inc.                                                              150,600            3,808,674
                 PPL Corp.                                                                         86,921            4,631,151
                 Progress Energy, Inc.                                                             60,000            2,714,400
                 Southern Co.                                                                     146,600            4,914,032
                 TXU Corp.                                                                         65,000            4,196,400
                 Wisconsin Energy Corp.                                                            50,000            1,685,500
                                                                                                            -------------------
                                                                                                                    71,649,288
                                                                                                            -------------------

GAS UTILITIES    12.5%
                 AGL Resources, Inc.                                                              110,000            3,656,400
                 Energen Corp.                                                                     30,000            1,768,500
                 Equitable Resources, Inc.                                                         40,000            2,426,400
                 KeySpan Corp.                                                                     97,200            3,834,540
                 MDU Resources Group, Inc.                                                         55,000            1,467,400
                 National Fuel Gas Co.                                                             94,000            2,663,960
                 NiSource, Inc.                                                                   135,596            3,088,877
                 Southwest Gas Corp.                                                               66,200            1,681,480
                                                                                                            -------------------
                                                                                                                    20,587,557
                                                                                                            -------------------

INTEGRATED TELECOMMUNICATION SERVICES    10.6%
                 ALLTEL Corp.                                                                      17,300            1,016,548
                 BellSouth Corp.                                                                  124,800            3,468,192
                 SBC Communications, Inc.                                                         130,400            3,360,408
                 Sprint Corp.                                                                     165,000            4,100,250
                 Telefonos de Mexico SA de CV - ADR (Mexico)                                       50,000            1,916,000
                 Verizon Communications, Inc.                                                      86,600            3,508,166
                                                                                                            -------------------
                                                                                                                    17,369,564
                                                                                                            -------------------

MULTI-UTILITIES & UNREGULATED POWER    12.9%
                 Avista Corp.                                                                     140,000            2,473,800
                 Constellation Energy Group, Inc.                                                 114,700            5,013,537
                 Dominion Resources, Inc.                                                          30,000            2,032,200
                 Public Service Enterprise Group, Inc.                                             75,000            3,882,750
                 Questar Corp.                                                                     60,000            3,057,600
                 Westar Energy, Inc.                                                               80,000            1,829,600
                 Williams Cos., Inc.                                                              178,500            2,907,765
                                                                                                            -------------------
                                                                                                                    21,197,252
                                                                                                            -------------------

WIRELESS TELECOMMUNICATION SERVICES    1.1%
                 Nextel Communications, Inc., Class A (a)                                          60,000            1,800,000
                                                                                                            -------------------

TOTAL COMMON STOCKS                                                                                                139,027,915
                                                                                                            -------------------

CONVERTIBLE PREFERRED STOCKS    10.3%



ELECTRIC UTILITIES    7.7%
                 American Electric Power, Inc., 9.250% (Convertible
                 into 38,711 common shares)                                                        38,000            1,810,700
                 Cinergy Corp., 9.500% PRIDES (Convertible into 43,608
                 common shares)                                                                    30,000            1,902,000
                 Dominion Resources, Inc., 8.750% (Convertible into
                 24,592 common shares)                                                             40,000            2,207,200
                 FPL Group, Inc., 8.000% (Convertible into 14,724
                 common shares)                                                                    20,000            1,204,800
                 FPL Group, Inc., 8.500% (Convertible into 72,558
                 common shares)                                                                    90,000            5,535,900
                                                                                                            ------------------
                                                                                                                    12,660,600
                                                                                                            ------------------

INTEGRATED TELECOMMUNICATION SERVICES    1.6%
                 ALLTEL Corp., 7.750% (Convertible into 24,343 common shares)                      29,400            1,554,966
                 Centurytel, Inc., 6.875% (Convertible into 27,776 common shares)                  40,000            1,060,000
                                                                                                            ------------------
                                                                                                                     2,614,966
                                                                                                            ------------------

MULTI-UTILITIES & UNREGULATED POWER    1.0%
                 Williams Cos, Inc., 144A - Private Placement, 5.500%
                 (Convertible into 91,355 common shares) (b)                                       19,900           1,671,600
                                                                                                            -----------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                 16,947,166
                                                                                                            -----------------





PAR
AMOUNT
(000)            DESCRIPTION                                                 COUPON             MATURITY        VALUE

                 CORPORATE BOND    0.6%
                 MEDIA-CABLE    0.6%
        $1,000   Cox Communications, Inc.                                       6.875%          06/15/05          $1,016,166
                                                                                                            -----------------

                 CONVERTIBLE CORPORATE OBLIGATION    1.3%
                 ELECTRIC UTILITIES    1.3%
         1,300   Reliant Resources, Inc., 144A - Private Placement
                 (Convertible into 136,254 common shares) (b)                   5.000            08/15/10           2,141,750
                                                                                                            -----------------

TOTAL LONG-TERM INVESTMENTS    96.8%
   (Cost $115,157,021)                                                                                            159,132,997

REPURCHASE AGREEMENT    3.6%
                 State Street Bank & Trust Co. ($5,795,000 par
                 collateralized by U.S. Government obligations in a
                 pooled cash account, interest rate of 2.15%, dated
                 12/31/04, to be sold on 01/03/05 at $5,796,038)
                   (Cost $5,795,000)                                                                                5,795,000
                                                                                                            -----------------

TOTAL INVESTMENTS    100.4%
   (Cost $120,952,021)                                                                                            164,927,997

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.4%)                                                                      (631,603)
                                                                                                            -----------------

NET ASSETS    100.0%                                                                                             $164,296,394
                                                                                                            =================


                 Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR            - American Depositary Receipt
PRIDES         - Preferred Redeemable Increased Dividend Equity Security,
                 traded in shares

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

                                                                                            NUMBER OF
DESCRIPTION                                                                                   SHARES          VALUE
-----------                                                                                 ---------      ------------
COMMON STOCKS 83.8%
ALUMINUM 1.5%
Alcoa, Inc.                                                                                   75,700       $  2,378,494
                                                                                                           ------------

APPAREL & ACCESSORIES 1.0%
Jones Apparel Group, Inc.                                                                     41,100          1,503,027
                                                                                                           ------------

APPAREL RETAIL 0.9%
Too, Inc. (a)                                                                                 55,300          1,352,638
                                                                                                           ------------

BROADCASTING & CABLE TV 4.0%
Clear Channel Communications, Inc.                                                            87,200          2,920,328
Liberty Media Corp., Class A (a)                                                             154,900          1,700,802
Liberty Media International, Inc., Class A (a)                                                32,765          1,514,726
                                                                                                           ------------
                                                                                                              6,135,856
                                                                                                           ============

COMMUNICATIONS EQUIPMENT 0.2%
Nokia Corp. - ADR (Finland)                                                                   16,250            254,637
                                                                                                           ------------

DATA PROCESSING & OUTSOURCING SERVICES 0.5%
SunGard Data Systems, Inc. (a)                                                                25,400            719,582
                                                                                                           ------------

DIVERSIFIED BANKS 1.0%
Bank of America Corp.                                                                         33,400          1,569,466
                                                                                                           ------------

DIVERSIFIED CHEMICALS 2.7%
Dow Chemical Co.                                                                              28,150          1,393,706
Du Pont (E.I.) de Nemours & Co.                                                               57,400          2,815,470
                                                                                                           ------------
                                                                                                              4,209,176
                                                                                                           ============

ELECTRIC UTILITIES 2.2%
American Electric Power Co., Inc.                                                             41,300          1,418,242
FirstEnergy Corp.                                                                             36,500          1,442,115
TXU Corp.                                                                                      7,530            486,137
                                                                                                           ------------
                                                                                                              3,346,494
                                                                                                           ============

ELECTRONIC MANUFACTURING SERVICES 0.9%
Kemet Corp. (a)                                                                              151,520          1,356,104
                                                                                                           ------------

GENERAL MERCHANDISE STORES 1.0%
Family Dollar Stores, Inc.                                                                    51,700          1,614,591
                                                                                                           ------------

HEALTH CARE DISTRIBUTORS 1.9%
AmerisourceBergen Corp.                                                                       50,500          2,963,340
                                                                                                           ------------

HEALTH CARE FACILITIES 1.9%
Triad Hospitals, Inc. (a)                                                                     80,000          2,976,800
                                                                                                           ------------

HOUSEHOLD PRODUCTS 1.9%
Kimberly-Clark Corp.                                                                          45,700          3,007,517
                                                                                                           ------------

INTEGRATED OIL & GAS 1.9%
Petroleo Brasileiro SA - ADR (Brazil)                                                         54,600          1,977,066
Total SA - ADR (France)                                                                        9,200          1,010,528
                                                                                                           ------------
                                                                                                              2,987,594
                                                                                                           ============

INTEGRATED TELECOMMUNICATION SERVICES 6.8%
SBC Communications, Inc.                                                                     153,300          3,950,541
Sprint Corp.                                                                                 123,830          3,077,176
Verizon Communications, Inc.                                                                  86,400          3,500,064
                                                                                                           ------------
                                                                                                             10,527,781
                                                                                                           ============

INVESTMENT BANKING & BROKERAGE 0.7%
Merrill Lynch & Co., Inc.                                                                     17,100          1,022,067
                                                                                                           ------------

IT CONSULTING & OTHER SERVICES 0.8%
Affiliated Computer Services, Inc., Class A (a)                                               21,500          1,294,085
                                                                                                           ------------

LEISURE PRODUCTS 0.9%
Mattel, Inc.                                                                                  71,100          1,385,739
                                                                                                           ------------

LIFE & HEALTH INSURANCE 0.6%
Torchmark Corp.                                                                               15,300            874,242
                                                                                                           ------------

MOVIES & ENTERTAINMENT 0.9%
Walt Disney Co.                                                                               51,290          1,425,862
                                                                                                           ------------

MULTI-LINE INSURANCE 1.0%
Genworth Financial Inc., Class A                                                              55,500          1,498,500
                                                                                                           ------------

MULTI-UTILITIES & UNREGULATED POWER 1.9%
Constellation Energy Group, Inc.                                                              25,200          1,101,492
Dominion Resources, Inc.                                                                      15,600          1,056,744
Public Service Enterprise Group, Inc.                                                         14,600            755,842
                                                                                                           ------------
                                                                                                              2,914,078
                                                                                                           ============

OIL & GAS DRILLING 3.4%
ENSCO International, Inc.                                                                     36,500          1,158,510
GlobalSantaFe Corp. (Cayman Islands)                                                          35,300          1,168,783
Rowan Companies, Inc. (a)                                                                     70,600          1,828,540
Transocean, Inc. (Cayman Islands) (a)                                                         25,200          1,068,228
                                                                                                           ------------
                                                                                                              5,224,061
                                                                                                           ============


OIL & GAS EQUIPMENT & SERVICES 3.8%
Halliburton Co.                                                                              112,420          4,411,361
Schlumberger, Ltd. (Netherlands Antilles)                                                     21,240          1,422,018
                                                                                                           ------------
                                                                                                              5,833,379
                                                                                                           ============

OTHER DIVERSIFIED FINANCIAL SERVICES 2.0%
Citigroup, Inc.                                                                               65,600          3,160,608
                                                                                                           ------------

PACKAGED FOODS 2.4%
Kraft Foods, Inc.                                                                             43,300          1,541,913
Unilever NV (Netherlands)                                                                     32,300          2,154,733
                                                                                                           ------------
                                                                                                              3,696,646
                                                                                                           ============

PAPER PACKAGING 2.3%
Smurfit-Stone Container Corp. (a)                                                            194,500          3,633,260
                                                                                                           ------------

PAPER PRODUCTS 7.4%
Abitibi-Consolidated, Inc. (Canada)                                                          206,100          1,426,212
Georgia-Pacific Corp.                                                                         93,000          3,485,640
International Paper Co.                                                                      118,300          4,968,600
Neenah Paper, Inc.                                                                            47,427          1,546,120
                                                                                                           ------------
                                                                                                             11,426,572
                                                                                                           ============

PHARMACEUTICALS 9.7%
Bristol-Myers Squibb Co.                                                                     155,500          3,983,910
GlaxoSmithKline Plc - ADR (United Kingdom)                                                   132,700          6,288,653
Pfizer, Inc.                                                                                  60,280          1,620,929
Roche Holdings, Inc. - ADR (Switzerland)                                                      11,700          1,346,874
Wyeth                                                                                         41,030          1,747,468
                                                                                                           ------------
                                                                                                             14,987,834
                                                                                                           ============

PHOTOGRAPHIC PRODUCTS 0.8%
Eastman Kodak Co.                                                                             37,700          1,215,825
                                                                                                           ------------

PROPERTY & CASUALTY 1.6%

Chubb Corp.                                                                                   13,700          1,053,530
MBIA, Inc.                                                                                    22,900          1,449,112
                                                                                                           ------------
                                                                                                              2,502,642
                                                                                                           ============

PUBLISHING 2.2%
Scholastic Corp. (a)                                                                          90,600          3,348,576
                                                                                                           ------------

REINSURANCE 1.8%
Arch Capital Group, Ltd. (Bermuda) (a)                                                        44,600          1,726,020
RenaissanceRe Holdings, Ltd. (Bermuda)                                                        19,500          1,015,560
                                                                                                           ------------
                                                                                                              2,741,580
                                                                                                           ============

RESTAURANTS 0.4%
Darden Restaurants, Inc.                                                                      23,400            649,116
                                                                                                           ------------

SEMICONDUCTOR EQUIPMENT 1.0%
Credence Systems Corp. (a)                                                                   164,600          1,506,090
                                                                                                           ------------

SOFT DRINKS 1.0%
Coca-Cola Co.                                                                                 35,900          1,494,517
                                                                                                           ------------

SPECIALTY CHEMICALS 0.7%
Rohm & Haas Co.                                                                               25,900          1,145,557
                                                                                                           ------------

SPECIALTY STORES 1.9%
Linens N Things, Inc. (a)                                                                    121,500          3,013,200
                                                                                                           ------------

THRIFTS & MORTGAGE FINANCE 3.2%
Fannie Mae                                                                                    14,300          1,018,303
Freddie Mac                                                                                   53,520          3,944,424
                                                                                                           ------------
                                                                                                              4,962,727
                                                                                                           ============

TOBACCO 1.1%
Altria Group, Inc.                                                                            27,500          1,680,250
                                                                                                           ------------

TOTAL LONG-TERM INVESTMENTS 83.8%
  (Cost $113,118,391)                                                                                       129,540,110

REPURCHASE AGREEMENT 16.0%
UBS Securities LLC ($24,770,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 1.58%, dated 12/31/04, to be sold on 01/03/05 at
$24,773,261)                                                                                                 24,770,000
  (Cost $24,770,000)                                                                                       ------------


TOTAL INVESTMENTS 99.8%
  (Cost $137,888,391)                                                                                       154,310,110

OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%                                                                      369,234
                                                                                                           ------------

NET ASSETS 100.0%                                                                                          $154,679,344
                                                                                                           ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR  - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 17, 2005